Impairment of assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 164	$ 449	$ 167	$ 456
Decrease in perpetuity growth rate resulting in recoverable amount being equal to carrying value (as a percent)		(0.60%)		(0.60%)
Increase in discount rate resulting in recoverable amount being equal to carrying amount (as a percent)		0.40%		0.40%
BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 163	$ 452	$ 163	$ 452
Cash-generating units
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows			5 years	5 years
Discount rate applied to cash flow projections	8.50%		8.50%
Growth rate used to extrapolate cash flow projections	(2.00%)		(2.00%)
Recoverable amount of asset or cash-generating unit	$ 235	$ 942	$ 235	$ 942
Cash-generating units | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		8.00%		8.00%
Growth rate used to extrapolate cash flow projections		(1.00%)		(1.00%)
Cash-generating units | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		9.50%		9.50%
Growth rate used to extrapolate cash flow projections		0.00%		0.00%
Indefinite-lived intangible assets
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	150	$ 291	150	$ 291
Finite-lived intangible assets
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets		146		146
Property, plant and equipment
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 13	$ 15	$ 13	$ 15